Note 3 - Revenue Recognition - Changes in Contract Assets and Liabilities (Details) $ in Thousands	3 Months Ended
Jun. 30, 2018 USD ($)
Contract Assets, Balance	$ 189
Contract Assets, Additions	466
Contract Assets, Deductions	12
Contract Assets, Balance	643
Contract Liabilities: Deferred Revenue, Balance	806
Contract Liabilities: Deferred Revenue, Additions	(248)
Contract Liabilities: Deferred Revenue, Deductions	787
Contract Liabilities: Deferred Revenue, Balance	$ 257